RESTATEMENT	9 Months Ended
Sep. 30, 2022
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT

NOTE 3: RESTATEMENT

On December 1, 2022, the Company filed its Annual Report on Form 10-K/A (Amendment No. 2), effectively restating its previously issued financial statements for the annual periods ended December 31, 2021 and 2020, and the quarterly periods within such years.

As a result of the restatements disclosed in Amendment No. 2 of the 2021 Form 10-K/A, the quarterly financial statements for the periods ended March 31, 2022 and June 30, 2022 are being effectively restated in this current Form 10-Q for the quarter ended September 30, 2022, as follows:

	As of March 31, 2022
Balance Sheet Data (Unaudited)	As Previously Reported	Adjustment	As Restated
Additional paid in capital	$207,172,747	$(3,089,809)	$204,082,938
Accumulated deficit	$(207,974,747)	$3,089,809	$(204,884,938)
Total Stockholders' Equity	$3,277,709	$–	$3,277,709

	As of June 30, 2022
Balance Sheet Data (Unaudited)	As Previously Reported	Adjustment	As Restated
Additional paid in capital	$208,670,675	$(3,590,309)	$205,080,366
Accumulated deficit	$(209,546,224)	$3,590,309	$(205,955,915)
Total Stockholders' Equity	$3,204,201	$–	$3,204,201

	Three Months Ended June 30, 2022
Statement of Operations Data (Unaudited)	As Previously Reported	Adjustment	As Restated
General and administrative expenses	$2,255,965	$(500,500)	$1,755,465
Loss from operations	$(1,008,780)	$500,500	$(508,280)
Net loss	$(1,571,477)	$500,500	$(1,070,977)
Net loss per share – basic and diluted	$(0.20)		$(0.13)

	Six Months Ended June 30, 2022
Statement of Operations Data (Unaudited)	As Previously Reported	Adjustment	As Restated
General and administrative expenses	$4,784,554	$(500,500)	$4,284,054
Loss from operations	$(3,301,327)	$500,500	$(2,800,827)
Net loss	$(4,011,521)	$500,500	$(3,511,021)
Net loss per share – basic and diluted	$(0.50)		$(0.44)

	Six Months Ended June 30, 2022
Cash Flow Data (Unaudited)	As Previously Reported	Adjustment	As Restated
Net loss	$(4,011,521)	$500,500	$(3,511,021)
Stock-based compensation	$543,754	$(500,500)	$43,254
Net cash used in operating activities	$(3,054,760)	$–	$(3,054,760)

The Company erroneously recorded a total of $500,500 in stock-based compensation expense during the quarter ended June 30, 2022 pursuant to three stock option awards granted in April 2019. The expense associated with these awards should have been fully recognized during the year ended December 31, 2021 based on the requisite service periods underlying the option awards. This adjustment is reflected in the restated accounts for the year ended December 31, 2021, and all affected and restated quarterly periods within fiscal years 2020 and 2021, as disclosed in the Annual Report on Form 10-K/A (Amendment No. 2) for the years ended December 31, 2021 and 2020 filed with the SEC on December 1, 2022. All other adjustments to additional paid-in capital and accumulated deficit, totaling $3,089,809, relate to adjustments recorded prior to January 1, 2022 as discussed in the Form 10-K/A (Amendment No. 2).